Evaluation of Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 007 [Member]
EBP, Subsequent Event [Line Items]
Evaluation of Subsequent Events
NOTE H - Evaluation of Subsequent Events
The Plan has evaluated the impact of events that have occurred after December 31, 2025, through June 12, 2026, the date the financial statements were available to be issued, for possible recognition or disclosure in those financial statements.